INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

Intangible assets as of December 31, 2022 and 2023 are summarized as follows:

	As of December 31, 2022
		Accumulated
	Gross carrying amount	amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(3,112)	8,558
IPR&D TJ101	110,330	—	110,330
Total intangible assets	122,000	(3,112)	118,888

	As of December 31, 2023
		Accumulated
	Gross carrying amount	amortization	Net carrying amount
	RMB	RMB	RMB	US$ (Note 2.5)
Intangible assets
TJ103	11,670	(3,890)	7,780	1,096
IPR&D TJ101	110,330	—	110,330	15,539
Total intangible assets	122,000	(3,890)	118,110	16,635

The two IPR&D assets (TJ103 and TJ101) were acquired from the business combination of I-Mab Tianjin and its subsidiaries including Chengdu Tasgen Bio-Tech Co., Ltd. and Shanghai Tianyunjian Bio-Tech Co., Ltd. (together the “Tasgen Group”) in 2017. The licensor of two IPR&D assets was Genexine, Inc. The gross carrying amounts represent the fair value assigned to the respective research and development assets. At the date of acquisition, these assets had not reached technological feasibility.

IPR&D related to TJ103 was subsequently determined to have a finite useful life as a result of an out-licensing arrangement. Consequently, the Group uses the straight-line method to amortize the asset. The amortization for the years ended December 31, 2021, 2022 and 2023 was RMB778, RMB778 and RMB778, respectively. The estimated amortization expense for each of the five succeeding fiscal years is RMB778.

As of December 31, 2022 and 2023, there was no impairment of the value of the Group’s intangible assets.